Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000107966
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class I
Trading Symbol	ICCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.24%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.54%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic International Opportunity Fund I Share class ("ICCIX") was up 2.47%. When breaking down the fund’s results, the overweight in defensive fixed-income and Brazil, alongside the underweight in China, were the primary drags on performance. Meanwhile, an overweight stance in Taiwan and underweight in South Korea served as the main positive contributors.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.47%	4.81%	3.81%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	3.35%	2.43%	3.56%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%
MSCI ACWI ex USA Net (USD)	5.54%	4.10%	4.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 63,181,153
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 841,699
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,181,153
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$841,699
Portfolio Turnover	72%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.8%
Exchange-Traded Funds	65.4%
Money Market Funds	12.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.9%
First American Treasury Obligations Fund, Class X	15.8%
Franklin FTSE Japan ETF	9.9%
iShares China Large-Cap ETF	7.9%
Franklin FTSE United Kingdom ETF	7.2%
Franklin FTSE Canada ETF	6.4%
Franklin FTSE India ETF	5.3%
Franklin FTSE Taiwan ETF	5.1%
Franklin FTSE Switzerland ETF	4.9%
Franklin FTSE Germany ETF	4.8%

C000108013
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class N
Trading Symbol	ICCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$151	1.49%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.54%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic International Opportunity Fund N Share class ("ICCNX") was up 2.25%. When breaking down the fund’s results, the overweight in defensive fixed-income and Brazil, alongside the underweight in China, were the primary drags on performance. Meanwhile, an overweight stance in Taiwan and underweight in South Korea served as the main positive contributors.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.25%	4.53%	3.56%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	3.35%	2.43%	3.56%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%
MSCI ACWI ex USA Net (USD)	5.54%	4.10%	4.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 63,181,153
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 841,699
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,181,153
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$841,699
Portfolio Turnover	72%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.8%
Exchange-Traded Funds	65.4%
Money Market Funds	12.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.9%
First American Treasury Obligations Fund, Class X	15.8%
Franklin FTSE Japan ETF	9.9%
iShares China Large-Cap ETF	7.9%
Franklin FTSE United Kingdom ETF	7.2%
Franklin FTSE Canada ETF	6.4%
Franklin FTSE India ETF	5.3%
Franklin FTSE Taiwan ETF	5.1%
Franklin FTSE Switzerland ETF	4.9%
Franklin FTSE Germany ETF	4.8%

C000107964
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class I
Trading Symbol	ICSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.24%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.53%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic U.S. Opportunity Fund I Share class ("ICSIX") was up 8.62%. When breaking down the fund’s results, the overweight in defensive fixed-income and underweight in the information technology sector were the primary drags on performance. Meanwhile, an underweight stance in healthcare and consumer staples served as the main positive contributors.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	8.62%	9.99%	9.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	17.48%	10.15%	9.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 115,433,660
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,124,770
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,433,660
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,124,770
Portfolio Turnover	131%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.0%
Exchange-Traded Funds	74.6%
Money Market Funds	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	33.5%
Financial Select Sector SPDR Fund	18.7%
JPMorgan Active Bond ETF	15.7%
JPMorgan Core Plus Bond ETF	10.7%
Industrial Select Sector SPDR Fund	9.9%
Consumer Discretionary Select Sector SPDR Fund	8.5%
Technology Select Sector SPDR Fund	6.3%
Health Care Select Sector SPDR Fund	6.1%
Communication Services Select Sector SPDR Fund	5.2%
Consumer Staples Select Sector SPDR Fund	5.0%

C000107965
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class N
Trading Symbol	ICSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$155	1.49%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.53%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic U.S. Opportunity Fund N Share class ("ICSNX") was up 8.32%. When breaking down the fund’s results, the overweight in defensive fixed-income and underweight in the information technology sector were the primary drags on performance. Meanwhile, an underweight stance in healthcare and consumer staples served as the main positive contributors.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	8.32%	9.71%	8.75%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	17.48%	10.15%	9.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 115,433,660
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,124,770
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,433,660
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,124,770
Portfolio Turnover	131%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.0%
Exchange-Traded Funds	74.6%
Money Market Funds	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	33.5%
Financial Select Sector SPDR Fund	18.7%
JPMorgan Active Bond ETF	15.7%
JPMorgan Core Plus Bond ETF	10.7%
Industrial Select Sector SPDR Fund	9.9%
Consumer Discretionary Select Sector SPDR Fund	8.5%
Technology Select Sector SPDR Fund	6.3%
Health Care Select Sector SPDR Fund	6.1%
Communication Services Select Sector SPDR Fund	5.2%
Consumer Staples Select Sector SPDR Fund	5.0%